Stockholders' Equity - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Shares
Beginning balance (in shares) | shares	8,657
Awarded (in shares) | shares	3,343
Released (in shares) | shares	(4,462)
Forfeited (in shares) | shares	(1,209)
Ending balance (in shares) | shares	6,329
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in dollars per share) | $ / shares	$ 74.80
Awarded (in dollars per share) | $ / shares	89.29
Released (in dollars per share) | $ / shares	84.64
Forfeited (in dollars per share) | $ / shares	73.77
Ending balance (in dollars per share) | $ / shares	$ 75.70